General and Administration Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Salaries and benefits	$ 19,237	$ 18,380
Professional fees	12,972	10,846
Share-based compensation	9,796	9,120
Office and other expenses	8,901	6,825
Depreciation	2,104	1,072
Total general and administration	$ 53,010	$ 46,243